UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT

INVESTMENT COMPANIES

Investment Company Act file number: 811-21622

Thrivent Cash Management Trust

(Exact name of registrant as specified in charter)

625 Fourth Avenue South

Minneapolis, Minnesota 55415

(Address of principal executive offices) (Zip code)

Rebecca A. Paulzine, Assistant Secretary

625 Fourth Avenue South

Minneapolis, Minnesota 55415

(Name and address of agent for service)

Registrant’s telephone number, including area code: (612) 844-5168

Date of fiscal year end: October 31

Date of reporting period: January 31, 2014

Item 1. Schedule of Investments

Thrivent Cash Management Trust

Schedule of Investments as of January 31, 2014

(unaudited)

Principal Amount	Asset Backed Commercial Paper (6.8%)[a]	Value
	Barton Capital, LLC
$22,470,000	0.050%, 2/3/2014[b,c]	$22,469,938
10,000,000	0.060%, 2/5/2014[b,c]	9,999,933
	Fairway Finance, LLC
16,000,000	0.050%, 2/3/2014[b,c]	15,999,956
25,000,000	0.080%, 2/4/2014[b,c]	24,999,833
	Nieuw Amsterdam Receivables
11,725,000	0.090%, 2/3/2014[b,c]	11,724,941
	Starbird Funding Corporation
35,000,000	0.060%, 2/3/2014[b,c]	34,999,883

	Total	120,194,484

Principal Amount	Financial Company Commercial Paper (2.9%)[a]	Value
	US Bank NA
50,000,000	0.100%, 2/3/2014	50,000,000

	Total	50,000,000

Principal Amount	Government Agency Debt (73.3%)[a]	Value
	Federal Agricultural Mortgage Corporation
25,000,000	0.118%, 2/25/2015[d]	24,995,947
5,000,000	0.330%, 4/24/2015[d]	5,009,910
15,000,000	0.330%, 7/1/2015[d]	15,034,318
	Federal Farm Credit Bank
25,000,000	0.025%, 2/10/2014[d]	24,999,697
6,000,000	0.178%, 2/24/2014[d]	6,000,286
9,500,000	0.098%, 3/26/2014[d]	9,499,861
20,000,000	0.120%, 5/12/2014[d]	20,002,088
15,000,000	0.130%, 8/12/2014[d]	14,998,807
10,000,000	0.132%, 10/9/2014[d]	9,998,283
15,000,000	0.098%, 10/24/2014[d]	14,999,435
5,535,000	0.199%, 8/17/2015[d]	5,538,929
	Federal Home Loan Bank
5,000,000	0.130%, 2/3/2014[d]	4,999,986
50,000,000	0.098%, 2/5/2014[d]	50,000,000
10,000,000	0.070%, 2/7/2014	9,999,883
14,918,000	0.082%, 2/12/2014	14,917,626
2,400,000	0.060%, 2/14/2014	2,399,948
25,000,000	0.068%, 2/14/2014[d]	24,999,717
17,250,000	0.071%, 2/21/2014	17,249,318
8,320,000	0.160%, 2/24/2014[d]	8,320,000
25,000,000	0.050%, 2/27/2014	24,999,097
6,000,000	0.128%, 2/27/2014[d]	5,999,958
17,000,000	0.220%, 2/28/2014[d]	17,001,507
25,000,000	0.138%, 3/6/2014[d]	24,999,768
13,067,000	0.090%, 3/28/2014	13,065,203
25,000,000	0.087%, 4/22/2014[d]	25,000,000
10,000,000	0.120%, 5/1/2014	9,997,033
33,470,000	0.220%, 6/4/2014[d]	33,477,998
22,000,000	0.138%, 6/16/2014[d]	22,000,000
30,000,000	0.129%, 6/17/2014[d]	29,999,727
25,000,000	0.108%, 6/27/2014[d]	24,999,496
20,000,000	0.100%, 8/12/2014[d]	19,999,470
10,000,000	0.200%, 8/22/2014	10,000,000
46,000,000	0.113%, 10/8/2014[d]	45,998,652
6,000,000	0.097%, 11/18/2014[d]	5,999,759
10,000,000	0.098%, 11/25/2014[d]	9,999,591
15,000,000	0.108%, 11/26/2014[d]	14,998,852
10,000,000	0.142%, 12/9/2014[d]	10,000,000

Principal Amount	Government Agency Debt (73.3%)[a]	Value
$2,000,000	0.110%, 12/12/2014[d]	$1,999,844
25,500,000	0.107%, 12/19/2014[d]	25,501,169
25,000,000	0.122%, 1/13/2015[d]	25,001,500
15,000,000	0.112%, 2/23/2015[d]	14,998,376
10,000,000	0.597%, 3/30/2015[d]	10,050,536
	Federal Home Loan Mortgage Corporation
10,000,000	0.078%, 2/10/2014	9,999,805
5,000,000	0.070%, 2/24/2014	4,999,777
3,300,000	0.100%, 3/7/2014	3,299,689
53,000,000	0.168%, 12/5/2014[d]	53,027,198
	Federal National Mortgage Association
5,400,000	0.084%, 2/3/2014	5,399,975
7,859,000	0.083%, 2/19/2014	7,858,675
16,100,000	0.266%, 3/4/2014[d]	16,101,523
15,000,000	0.138%, 5/6/2014[d]	15,000,000
5,000,000	0.340%, 8/25/2014[d]	5,004,012
25,000,000	0.140%, 9/11/2014[d]	25,006,415
45,000,000	0.110%, 9/12/2014[d]	44,999,377
10,000,000	0.420%, 12/15/2014[d]	10,028,547
20,000,000	0.138%, 8/5/2015[d]	19,993,858
	Overseas Private Investment Corporation
36,504,000	0.110%, 2/5/2014[d]	36,504,000
7,192,983	0.110%, 2/5/2014[d]	7,192,982
2,586,465	0.110%, 2/5/2014[d]	2,586,465
15,000,000	0.120%, 2/5/2014[d]	15,000,000
2,241,376	0.110%, 2/6/2014[d]	2,241,376
4,000,000	0.110%, 2/7/2014[d]	4,000,000
13,600,000	0.110%, 2/7/2014[d]	13,600,000
78,735,000	0.120%, 2/7/2014[d]	78,735,000
5,000,000	0.120%, 2/7/2014[d]	5,000,000
40,000,000	0.120%, 2/7/2014[d]	40,000,000
16,000,000	0.120%, 2/7/2014[d]	16,000,000
6,000,000	0.120%, 2/7/2014[d]	6,000,000
10,000,000	0.120%, 2/7/2014[d]	10,000,000
6,636,750	0.120%, 2/7/2014[d]	6,636,750
58,305,000	0.120%, 2/7/2014	58,305,000
8,849,000	0.120%, 2/7/2014[d]	8,849,000
10,000,000	0.120%, 2/7/2014[d]	10,000,000
21,346,153	0.120%, 2/7/2014[d]	21,346,154
7,079,200	0.120%, 2/7/2014[d]	7,079,200
5,427,520	0.294%, 4/15/2014	7,337,591
2,000,000	0.400%, 5/2/2014	2,006,025

	Total	1,289,189,969

Shares	Investment Company (6.5%)	Value
	BlackRock Cash Funds
42,472,000	0.090%	42,472,000
	Dreyfus Institutional Cash Advantage Fund
35,860,000	0.060%	35,860,000
	DWS Money Market Series
23,066,000	0.040%	23,066,000

The accompanying Notes to Schedule of Investments are an integral part of this schedule.
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Thrivent Cash Management Trust

Schedule of Investments as of January 31, 2014

(unaudited)

Shares	Investment Company (6.5%)	Value
	Morgan Stanley Institutional Liquidity Funds
$14,051,000	0.040%	$14,051,000

	Total	115,449,000

Principal Amount	Other Instrument (2.6%)[a]	Value
	BNP Paribas
45,900,000	0.030%, 2/3/2014	45,900,000

	Total	45,900,000

Principal Amount	Other Note (2.3%)[a]	Value
	International Bank for Reconstruction and Development
20,000,000	0.060%, 2/5/2014	19,999,867
20,000,000	0.060%, 2/10/2014	19,999,700

	Total	39,999,567

Principal Amount	Treasury Debt (5.1%)[a]	Value
	U.S. Treasury Notes
30,850,000	1.875%, 2/28/2014	30,891,509
30,000,000	1.250%, 3/15/2014	30,041,497
15,000,000	0.250%, 3/31/2014	15,003,468
15,000,000	1.750%, 3/31/2014	15,038,845

	Total	90,975,319

Principal Amount	Variable Rate Demand Note (1.9%)[a]	Value
	Andover, MN Senior Housing Rev.
9,095,000	0.040%, 2/7/2014[d]	9,095,000
	Capital Trust Agency Multi- Family Housing Rev. (Portofino Villas and Stratford Landing)
10,790,000	0.040%, 2/7/2014[d]	10,790,000
	Illinois Finance Auth. Multifamily Housing Rev. (Villagebrook Apartments)
5,145,000	0.060%, 2/7/2014[d]	5,145,000
	Lancaster County, NE Hospital Auth. No. 1 Hospital Rev. Refg. (BryanLGH Medical Center)
2,020,000	0.040%, 2/7/2014[d]	2,020,000
	St. Cloud, MN Health Care Refg. Rev. (CentraCare Health System)
5,935,000	0.040%, 2/7/2014[d]	5,935,000

	Total	32,985,000

	Total Investments (at amortized cost) 101.4%	$1,784,693,339

	Other Assets and Liabilities, Net (1.4)%	(24,493,945)

	Total Net Assets 100.0%	$1,760,199,394

a	The interest rate shown reflects the yield, coupon rate or the discount rate at the date of purchase.
b	Denotes investments that benefit from credit enhancement or liquidity support provided by a third party bank, institution or government.
c	Denotes securities sold under Rule 144A of the Securities Act of 1933, which exempts them from registration. These securities have been deemed liquid and may be resold to other dealers in the program or to other qualified institutional buyers. As of January 31, 2014, the value of these investments was $120,194,484 or 6.8% of total net assets.
d	Denotes variable rate securities. Variable rate securities are securities whose yields vary with a designated market index or market rate. The rate shown is as of January 31, 2014.

Definitions:

Auth. - Authority
Refg. - Refunding
Rev. - Revenue

Cost for federal income tax purposes	$1,784,693,339

The accompanying Notes to Schedule of Investments are an integral part of this schedule.
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Thrivent Cash Management Trust

Schedule of Investments as of January 31, 2014

(unaudited)

Fair Valuation Measurements

The following table is a summary of the inputs used, as of January 31, 2014, in valuing Cash Management Trust’s assets carried at fair value or amortized cost, which approximates fair value.

Investments in Securities	Total	Level 1	Level 2	Level 3
Asset Backed Commercial Paper	120,194,484	–	120,194,484	–
Financial Company Commercial Paper	50,000,000	–	50,000,000	–
Government Agency Debt	1,289,189,969	–	1,289,189,969	–
Investment Company	115,449,000	115,449,000	–	–
Other Instrument	45,900,000	–	45,900,000	–
Other Note	39,999,567	–	39,999,567	–
Treasury Debt	90,975,319	–	90,975,319	–
Variable Rate Demand Note	32,985,000	–	32,985,000	–
Total	$1,784,693,339	$115,449,000	$1,669,244,339	$–

There were no significant transfers between Levels during the period ended January 31, 2014. Transfers between Levels are identified as of the end of the period.

The accompanying Notes to Schedule of Investments are an integral part of this schedule.
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Notes to Schedule of Investments

As of January 31, 2014

(unaudited)

SIGNIFICANT ACCOUNTING POLICIES

Valuation of Investments – Securities are valued on the basis of amortized cost (which approximates market value), whereby a portfolio security is valued at its cost initially, and thereafter valued to reflect a constant amortization to maturity of any discount or premium. Investments in open-ended mutual funds are valued at their net asset value at the close of each business day. The Adviser follows procedures designed to help maintain a constant net asset value of $1.00 per share.

Financial Accounting Standards Board (FASB) guidelines require increased fair value disclosure intended to improve the consistency and comparability of fair value measurements used in financial reporting. The guidelines define fair value, establish a framework for measuring fair value in U.S. Generally Accepted Accounting Principles (“GAAP”) and expand disclosures about fair value requirements. Various inputs are summarized in three broad levels: Level 1 includes quoted prices in active markets for identical securities, typically categorized in this level are U.S. equity securities, futures and options; Level 2 includes other significant observable inputs such as quoted prices for similar securities, interest rates, prepayment speeds and credit risk, typically categorized in this level are fixed income securities, international securities, swaps and forward contracts; and Level 3 includes significant unobservable inputs such as the Fund’s own assumptions and broker evaluations in determining the fair value of investments.

4

Item 2. Controls and Procedures

(a)(i) Registrant’s President and Treasurer have concluded that registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940) are effective, based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of this report.

(a)(ii) Registrant’s President and Treasurer are aware of no change in registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) that occurred during registrant’s most recent fiscal quarter that has materially affected, or is reasonably likely to materially affect, registrant’s internal control over financial reporting.

Item 3. Exhibits

Separate certifications pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 are attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Date: March 28, 2014	THRIVENT CASH MANAGEMENT TRUST

	By:	/s/ Russell W. Swansen
Russell W. Swansen
President

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

Date: March 28, 2014	By:	/s/ Russell W. Swansen
Russell W. Swansen
President

Date: March 28, 2014	By:	/s/ Gerard V. Vaillancourt
Gerard V. Vaillancourt
Treasurer